Preferred and Ordinary Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Preferred and Ordinary Stock (Tables) [Line Items]
Schedule of authorized, issued and outstanding stock, liquidation value and carrying value
	June 30, 2021
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class A-1 Convertible Preferred Stock	87,617,555	57,513,413	96,048	96,048
Class A-2 Convertible Preferred Stock	158,479,868	19,546,600	38,311	38,311
Class A-3 Convertible Preferred Stock	1,475,147	—	—	—
Class B Convertible Preferred Stock	452,941,177	452,941,177	1,106,988	697,643
Class A Ordinary Stock	665,209,680	64,224,007	—	—
Class B Ordinary Stock	180,000,000	150,052,834	—	1
	2,016,311,662	1,214,866,266	$2,041,347	$1,556,826

	December 31, 2020
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Convertible Preferred Stock	600,000,000	452,941,177	1,106,988	697,643
Class A Ordinary Stock	400,000,000	41,234,448	—	—
Class B Ordinary Stock	180,000,000	147,058,823	—	1
	1,650,588,235	1,111,822,683	$1,906,988	$1,422,467

	December 31, 2020
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Preferred Stock	600,000,000	452,941,177	1,106,988	697,643
Class A Ordinary Stock	400,000,000	41,234,448	—	—
Class B Ordinary Stock	180,000,000	147,058,823	—	1
	1,650,588,235	1,111,822,683	$1,906,988	$1,422,467

	December 31, 2019
	Authorized Shares	Issued and Outstanding Shares	Liquidation Value	Carrying Value
Redeemable Preference Stock	470,588,235	470,588,235	$800,000	$724,823
Class B Preferred Stock	600,000,000	600,000,000	1,466,400	924,149
Class A Ordinary Stock	400,000,000	40,879,124	—	—
Class B Ordinary Stock	100,000,000	—	—	—
Class C Preferred Stock	1,715,186	—	—	—
	1,572,303,421	1,111,467,359	$2,266,400	$1,648,972